Investment Objectives and Goals - Wireless Fund	Jul. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Summary Section
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wireless Fund seeks long-term growth of capital.